Investment Securities (Tables)	3 Months Ended
Aug. 29, 2015
Investment Securities [Abstract]
Schedule Of Investment Securities

August 29, 2015	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
US government and agency obligations	$9,605	$13	$-	$9,618
Municipal bonds	74,795	197	-	74,992
Commercial paper	11,989	-	3	11,986
Corporate bonds	169,981	-	324	169,657
Foreign government obligations	1,037	-	2	1,035
Asset backed securities	16,454	-	22	16,432
Mutual funds	2,761	4	-	2,765
Total current investment securities	$286,622	$214	$351	$286,485

Mutual funds	1,207	450	-	1,657
Total noncurrent investment securities	$1,207	$450	$-	$1,657

May 30, 2015	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
US government and agency obligations	$9,609	$21	$-	$9,630
Municipal bonds	76,225	83	-	76,308
Certificates of deposit	2,001	1	-	2,002
Commercial paper	7,491	5	-	7,496
Corporate bonds	136,411	-	47	136,364
Foreign government obligations	1,042	3	-	1,045
Asset backed securities	14,356	-	4	14,352
Mutual funds	2,761	3	-	2,764
Total current investment securities	$249,896	$116	$51	$249,961

Mutual funds	1,199	548	-	1,747
Total noncurrent investment securities	$1,199	$548	$-	$1,747

Schedule Of Contractual Maturities Of Investment Securities

Estimated Fair Value
Within one year	$159,001
After 1-5 years	127,484
After 5-10 years	-
Total	$286,485